Fair value of financial instrument - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 1,743	$ 1,802
Interest Rate and Credit [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	1,534	1,535
Equities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	(144)	(164)
Foreign Exchange and Commodities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	353	431
Financial Instruments At Fair Value Through Profit Or Loss Classified As Fair Value Through Profit Loss Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	3,564	(265)
Financial Instruments At Fair Value Through Profit Or Loss Designated upon Initial Recognition Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ (1,821)	$ 2,067